Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 MXN ($) shares
Earnings per share
Consolidated net (loss) income	$ (11,654)	$ (594)	$ 10,527	$ 10,329
Series A shares [member]
Earnings per share
Consolidated net (loss) income | $	(5,503)		5,038	4,943
Consolidated net income attributable to equity holders of the parent | $	$ (6,046)		$ 4,819	$ 5,045
Weighted average number of shares for basic earnings per share (millions of shares)	992	992	992	992
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)			992
Series D share [member]
Earnings per share
Consolidated net (loss) income | $	$ (3,237)		$ 2,963	$ 2,908
Consolidated net income attributable to equity holders of the parent | $	$ (3,556)		$ 2,835	$ 2,968
Weighted average number of shares for basic earnings per share (millions of shares)	584	584	584	584
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)			584
Series L share [member]
Earnings per share
Consolidated net (loss) income | $	$ (2,914)		$ 2,526	$ 2,478
Consolidated net income attributable to equity holders of the parent | $	$ (3,200)		$ 2,416	$ 2,529
Weighted average number of shares for basic earnings per share (millions of shares)	515	515	497	497
Effect of dilution associated with commitment to deliver 27.9 million KOF L shares			2
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)			499